Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$87,181,251.98	0.3314877	$64,509,707.65	0.2452841	$22,671,544.33
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$516,961,251.98	0.5614384	$494,289,707.65	0.5368163	$22,671,544.33

Weighted Avg. Coupon (WAC)	4.56%		4.55%
Weighted Avg. Remaining Maturity (WARM)	45.37		44.48
Pool Receivables Balance	$570,486,229.55		$546,921,407.13
Remaining Number of Receivables	45,366		44,094

Adjusted Pool Balance	$550,521,461.85		$527,849,917.51

III. COLLECTIONS

Principal:
Principal Collections	$22,988,124.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$475,857.11
Total Principal Collections	$23,463,981.57

Interest:
Interest Collections	$2,151,927.22
Late Fees & Other Charges	$34,887.69
Interest on Repurchase Principal	$-
Total Interest Collections	$2,186,814.91

Collection Account Interest	$3,400.16
Reserve Account Interest	$710.89
Servicer Advances	$-

Total Collections	$25,654,907.53

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$25,654,907.53
Reserve Account Available						$4,726,790.12
Total Available for Distribution						$30,381,697.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$475,405.19		$475,405.19		$475,405.19
Collection Account Interest						$3,400.16
Late Fees & Other Charges						$34,887.69
Total due to Servicer						$513,693.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$50,129.22		$50,129.22
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$461,852.56		$461,852.56		$461,852.56

3. First Priority Principal Distribution:		$-		$-		$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92		$69,477.92

5. Second Priority Principal Distribution:		$-		$-		$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00		$80,375.00

Available Funds Remaining:						$24,529,509.01

Reserve Account Release						$-
Reserve Account Draw						$-

7. Regular Principal Distribution Amount:						$22,671,544.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,671,544.33
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$22,671,544.33		$22,671,544.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$22,671,544.33

8. Required Deposit to Reserve Account						0.00

9. Trustee Expenses						0.00

10. Remaining Available Collections Released to Certificateholder						1,857,964.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$19,964,767.70
Beginning Period Amount						$19,964,767.70
Current Period Amortization						$893,278.09
Ending Period Required Amount						$19,071,489.62
Ending Period Amount						$19,071,489.62
Next Distribution Date Amount						$18,198,978.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$4,726,790.12
Beginning Period Amount						$4,726,790.12
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$4,726,790.12
Ending Period Amount						$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target		3.55%
Overcollateralization Floor		3.55%
				Beginning	Ending	Target
Overcollateralization Amount				$33,560,209.87	$ 33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool				3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool				6.10%	6.36%	6.36%

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	43,541	98.75%	$540,102,430.56
30 - 60 Days	1.00%	440	1.01%	$5,506,952.61
61 - 90 Days	0.20%	90	0.20%	$1,092,786.26
91 + Days	0.05%	23	0.04%	$219,237.70
		44,094		$546,921,407.13
Total
Delinquent Receivables 61 + days past due	0.26%	113	0.24%	$1,312,023.96
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	90	0.20%	$1,116,533.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	74	0.15%	$877,002.98
Three-Month Average Delinquency Ratio	0.20%		0.19%

Repossession in Current Period		30		$536,912.11
Repossession Inventory		36		$612,264.85

Charge-Offs
Gross Principal of Charge-Off for Current Period				$576,697.96
Recoveries				$(475,857.11)
Net Charge-offs for Current Period				$100,840.85

Beginning Pool Balance for Current Period				$570,486,229.55

Net Loss Ratio				0.21%
Net Loss Ratio for 1st Preceding Collection Period				0.03%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.09%

Cumulative Net Losses for All Periods				$3,102,616.75
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$1,482,359.30
Number of Extensions				90

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